Convertible Preferred Stock (Details) (USD $)	12 Months Ended		1 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jul. 24, 2012 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares Issued (in shares)			545,454			283,018
Proceeds from Issuance of stock	$ 1,657,807,000	$ 186,127,000	$ 6,000,000			$ 3,000,000
Proceeds from Issuance of stock, net			5,800,000			3,000,000
Liquidation Preference Per Share			$ 11.00	$ 11.00	$ 11.00	$ 10.60	$ 10.60	$ 10.60
Redemption Premium			$ 0.01			$ 0.01
Annualized rate of dividend (per share)			$ 0.77			$ 0.74
Redemption price per share			$ 11.00			$ 10.60